Institutional [Member] Average Annual Total Returns - Institutional	12 Months Ended	35 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.49%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.31%	3.67%
Performance Inception Date		Jan. 18, 2023
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.93%	1.42%
Performance Inception Date		Jan. 18, 2023
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.32%	1.83%
Performance Inception Date		Jan. 18, 2023